Partners' Capital, Mezzanine Equity and Distributions (Initial Measurement of Class A Convertible Preferred Units) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Temporary Equity [Line Items]
Transaction price, net		$ 697,151	$ 761,466
Class A Convertible Preferred Stock Units
Temporary Equity [Line Items]
Transaction price, gross	$ 750,000
Transaction cost to other third parties	(23,581)
Transaction price, net	726,419	726,419
Preferred Units, net	691,969
Preferred Distribution Rate Reset Election	34,450
Transaction price, net	$ 726,419	$ 697,151	$ 761,466	$ 0